SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, carbon capture and storage, cogeneration, biomass, and eFuels) and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and material accounting policy information.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items, and (3) other income includes items that are considered within the company’s measure of return on invested capital, including but not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income (loss).
The company uses Funds From Operations “FFO” to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on FFO. FFO is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of FFO used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2025:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests and other(4)	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,296	$151	$224	$107	$—	$1,778	$(266)	$2,216	$3,728
Other income(3)	81	34	9	46	22	192	(21)	23	194
Direct operating costs	(601)	(74)	(61)	(54)	(6)	(796)	107	(806)	(1,495)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	180	—	180
	776	111	172	99	16	1,174	—	1,433
Management service costs	—	—	—	—	(110)	(110)	—	—	(110)
Interest income (expense)	(277)	(38)	(55)	(24)	(2)	(396)	60	(785)	(1,121)
Current income taxes	(19)	(5)	(15)	(2)	1	(40)	14	(93)	(119)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	(74)	—	(74)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	(555)	(555)
Funds From Operations	480	68	102	73	(95)	628	—	—
Depreciation									(1,240)
Foreign exchange and financial instrument gain									91
Deferred income tax expense									132
Other									(183)
Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC									(551)
Remeasurement of interests held in BRHC by the partnership									(813)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									(848)
Remeasurement of exchangeable and class B shares of BRHC									—
Share of earnings (loss) from equity-accounted investments(1)									(114)
Net income attributable to non-controlling interests(2)									554
Net income attributable to the partnership(5)									$(2,344)
(1)Share of loss from equity-accounted investments in the consolidated statement of income (loss) of $8 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines.
(2)Net income attributable to non-controlling interests in the consolidated statement of income (loss) of $1 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $192 million, includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income, Note 6 - Risk Management And Financial Instruments and Note 4 - Disposal of Assets for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $23 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,189	$223	$238	$124	$—	$1,774	$(67)	$2,435	$4,142
Other income(3)	33	106	66	8	56	269	—	160	429
Direct operating costs	(538)	(83)	(67)	(50)	(6)	(744)	29	(1,052)	(1,767)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	38	—	38
	684	246	237	82	50	1,299	—	1,543
Management service costs	—	—	—	—	(106)	(106)	—	—	(106)
Interest income (expense)	(229)	(47)	(68)	(24)	—	(368)	11	(761)	(1,118)
Current income taxes	(21)	(9)	—	(1)	—	(31)	—	(69)	(100)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	(11)	—	(11)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	(713)	(713)
Funds From Operations	434	190	169	57	(56)	794	—	—
Depreciation									(1,262)
Foreign exchange and financial instrument gain									238
Deferred income tax expense									(67)
Other									(76)
Dividends on BEPC exchangeable shares									(549)
Remeasurement of interests held in BRHC by the partnership									58
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									61
Remeasurement of exchangeable and class B shares of BRHC									574
Share of loss from equity-accounted investments(1)									(51)
Net income attributable to non-controlling interests(2)									516
Net loss attributable to the partnership(5)									$236
(1)Share of loss from equity-accounted investments in the consolidated statement of income (loss) of $24 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines.
(2)Net income attributable to non-controlling interests in the consolidated statement of income (loss) of $197 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $269 million, includes the company's share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income and Note 6 - Risk Management And Financial Instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $160 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests(4)	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,212	$152	$165	$125	$—	$1,654	$(47)	$2,360	$3,967
Other income (loss)(3)	51	33	23	18	21	146	(13)	451	584
Direct operating costs	(476)	(47)	(42)	(42)	(6)	(613)	22	(875)	(1,466)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	38	—	38
	787	138	146	101	15	1,187	—	1,936
Management service costs	—	—	—	—	(88)	(88)	—	—	(88)
Interest income (expense)	(261)	(28)	(50)	(21)	3	(357)	8	(668)	(1,017)
Current income taxes	(22)	(2)	(2)	—	—	(26)	—	(87)	(113)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	(1,181)	(1,181)
Funds From Operations	504	108	94	80	(70)	716	—	—
Depreciation									(1,342)
Foreign exchange and financial instrument gain (loss)									159
Deferred income tax recovery (expense)									40
Other									(61)
Dividends on BEPC exchangeable shares									(241)
Remeasurement of BEPC exchangeable and BEPC class B shares									(106)
Share of loss from equity-accounted investments(1)									(38)
Net income attributable to non-controlling interests(2)									692
Net income attributable to the partnership(5)									$(181)
(1)Share of loss from equity-accounted investments in the consolidated statement of income (loss) of $8 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines.
(2)Net income attributable to non-controlling interests in the consolidated statement of income (loss) of $489 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $146 million, includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $451 million includes: i) the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss) and ii) the addition of certain non-cash items recorded in Other income in the consolidated statement of income (loss) which are not included in FFO, such as non-cash items recorded in Other income in the IFRS financial statements that are excluded from FFO, including non-cash acquisition gains (See Note 8 - Other Income).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units.
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles the company’s proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at December 31, 2025
Cash and cash equivalents	$253	$46	$67	$30	$1	$397	$(23)	$308	$682
Property, plant and equipment, at fair value	16,407	1,722	1,603	651	—	20,383	(1,001)	20,317	39,699
Total assets	19,065	2,032	1,876	743	212	23,928	(332)	22,671	46,267
Total liabilities	10,765	1,262	1,626	326	10,332	24,311	(332)	13,056	37,035
As at December 31, 2024
Cash and cash equivalents	$110	$42	$77	$24	$2	$255	$(19)	$388	$624
Property, plant and equipment, at fair value	13,678	1,724	1,516	1,374	—	18,292	(857)	21,261	38,696
Total assets	15,592	1,873	1,766	1,468	213	20,912	(277)	23,494	44,129
Total liabilities	7,698	1,140	1,520	575	8,636	19,569	(277)	12,729	32,021
Geographical Information
The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2025	2024	2023
Hydroelectric	$2,492	$2,620	$2,505
Wind	451	670	609
Utility-scale solar	622	643	632
Distributed energy & sustainable solutions	163	209	221
	$3,728	$4,142	$3,967
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2025	December 31, 2024
North America	$19,795	$21,630
Colombia	15,375	12,431
Brazil	3,818	3,674
Europe	1,725	1,714
	$40,713	$39,449